Leases (Details Narrative) - USD ($)							3 Months Ended		12 Months Ended
	Oct. 02, 2020	Jun. 24, 2020	Oct. 02, 2019	May 24, 2019	Jan. 02, 2019	Feb. 09, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	May 31, 2020	Nov. 30, 2019	Nov. 01, 2019	May 30, 2019
Rent expense							$ 26,157	$ 35,109	$ 119,490	$ 212,184
Operating lease, description						The Company executed a non-cancellable operating lease for its principal office with the lease commencing March 1, 2018 for a period of 21 months maturing on November 30, 2019. The Company paid a security deposit of $25,136. The base rent of the lease was $12,202 for the first twelve months, increasing to $12,568 from the month thirteen to month twenty-one. The lease had a provision for rent abatement for the monthly rent of April 2018. The lease terminated on November 30, 2019
Security deposit						$ 25,136
Landlord Member [Member]
Rent expense		$ 8,500
Operating lease, description		The landlord agreed to extend the lease term through the earlier of August 31, 2020 or the end of COVID -19 period, and reduced the month-to-month rent to $8,500 per month. All other terms of the original lease remained the same.
Rental Agreement [Member]
Rent expense							25,500	34,500	117,000	80,500
Operating lease, description				The Company executed a month-to-month rental agreement to lease furnished premises. The lease term commenced June 1, 2019 for a one-year term with a monthly rent of $11,500 per month and terminates on May 31, 2020.
Security deposit				$ 15,000									$ 10,000	$ 15,000
Rent per month				$ 11,500
Rent agreement maturity terms				1 year
Prepaid rent												$ 69,000
Prepaid rent, description				Prepaid rent of $69,000 for the six months term starting December 1, 2019 to May 31, 2020
Rent deposit							25,000		25,000
Lease Agreement [Member]
Security deposit			$ 10,000
Prepaid rent											$ 69,000
Month-To-Month Cancellable Operating Lease [Member]
Rent expense	$ 219		$ 203		$ 169		$ 657	$ 609	$ 2,490	$ 609